Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SSC-QTLY-0120
1.912893.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
3.55% 6/1/24	$3,131,000	$3,277,749
3.6% 2/17/23	6,860,000	7,167,342
3.8% 2/15/27	4,320,000	4,592,974
4.3% 2/15/30	3,709,000	4,077,202
4.45% 4/1/24	1,147,000	1,239,314
4.5% 5/15/35	1,980,000	2,193,666
4.5% 3/9/48	22,490,000	24,492,150
4.55% 3/9/49	1,561,000	1,715,319
4.75% 5/15/46	41,715,000	46,635,778
4.8% 6/15/44	515,000	581,723
4.9% 6/15/42	7,000,000	7,877,619
5.15% 11/15/46	10,160,000	11,929,862
5.35% 9/1/40	59,000	70,591
6.2% 3/15/40	2,433,000	3,077,226
6.3% 1/15/38	2,523,000	3,259,260
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	79,053
British Telecommunications PLC 9.625% 12/15/30 (a)	575,000	879,112
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)	425,000	448,641
7.5% 10/15/26 (b)	1,140,000	1,224,075
Level 3 Financing, Inc.:
5.125% 5/1/23	900,000	906,750
5.375% 1/15/24	900,000	914,625
Sable International Finance Ltd. 5.75% 9/7/27 (b)	535,000	561,081
SFR Group SA 7.375% 5/1/26 (b)	400,000	427,000
Telecom Italia SpA 5.303% 5/30/24 (b)	1,100,000	1,182,797
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	400,000	424,000
Verizon Communications, Inc.:
4.016% 12/3/29	971,000	1,082,779
4.5% 8/10/33	1,310,000	1,531,483
4.522% 9/15/48	911,000	1,099,104
4.862% 8/21/46	4,163,000	5,206,624
5.012% 4/15/49	1,594,000	2,050,518
		140,205,417
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,808,962
5.95% 4/1/41	1,495,000	2,050,061
The Walt Disney Co.:
4.75% 9/15/44	2,080,000	2,660,392
4.95% 10/15/45	50,000	65,707
5.4% 10/1/43	515,000	716,987
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,448,597
5.85% 9/1/43	220,000	271,282
		10,021,988
Media - 0.4%
Altice Financing SA:
6.625% 2/15/23 (b)	400,000	409,000
7.5% 5/15/26 (b)	300,000	319,110
Cablevision Systems Corp. 5.875% 9/15/22	1,600,000	1,724,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)	1,200,000	1,222,500
5.75% 2/15/26 (b)	2,400,000	2,534,904
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,543,003
4.8% 3/1/50	70,000	72,972
4.908% 7/23/25	7,565,000	8,296,839
5.375% 4/1/38	450,000	510,070
5.375% 5/1/47	31,249,000	34,804,109
5.75% 4/1/48	14,203,000	16,446,523
6.384% 10/23/35	2,985,000	3,724,224
6.484% 10/23/45	1,295,000	1,605,340
Comcast Corp.:
3.45% 2/1/50	530,000	543,827
3.6% 3/1/24	1,495,000	1,583,146
3.9% 3/1/38	1,317,000	1,461,282
4.6% 8/15/45	5,366,000	6,503,821
4.65% 7/15/42	3,521,000	4,255,655
4.7% 10/15/48	1,230,000	1,527,260
CSC Holdings LLC 5.25% 6/1/24	1,600,000	1,720,000
Discovery Communications LLC:
3.5% 6/15/22	1,105,000	1,137,349
3.95% 6/15/25	710,000	752,527
5% 9/20/37	255,000	283,528
5.3% 5/15/49	825,000	952,399
DISH DBS Corp. 5.875% 11/15/24	200,000	199,750
Fox Corp.:
3.666% 1/25/22 (b)	986,000	1,017,907
4.03% 1/25/24 (b)	1,733,000	1,843,400
4.709% 1/25/29 (b)	2,509,000	2,847,416
5.476% 1/25/39 (b)	2,474,000	3,043,571
5.576% 1/25/49 (b)	1,641,000	2,091,167
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)	520,000	521,950
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	1,200,000	1,207,500
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	1,500,000	1,530,000
4.625% 5/15/23 (b)	1,500,000	1,522,500
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,816,167
5.5% 9/1/41	2,591,000	2,881,986
5.875% 11/15/40	5,543,000	6,402,885
6.55% 5/1/37	8,522,000	10,412,011
7.3% 7/1/38	6,393,000	8,198,112
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	2,030,000	2,002,855
2.55% 2/15/22	335,000	340,530
2.75% 8/16/21	200,000	203,018
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	300,000	315,369
Ziggo B.V. 5.5% 1/15/27 (b)	1,700,000	1,799,960
		169,131,442
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA:
5.125% 1/15/28 (b)	500,000	511,719
6.625% 10/15/26 (b)	600,000	653,625
Rogers Communications, Inc. 3% 3/15/23	150,000	153,224
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	200,000	207,000
T-Mobile U.S.A., Inc. 5.125% 4/15/25	500,000	516,875
		2,042,443

TOTAL COMMUNICATION SERVICES		321,401,290

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 6.375% 2/1/29	1,255,000	1,346,614
General Motors Co. 6.25% 10/2/43	1,780,000	1,972,512
General Motors Financial Co., Inc.:
3.7% 5/9/23	11,800,000	12,141,568
4% 1/15/25	2,175,000	2,254,032
4.25% 5/15/23	1,875,000	1,965,704
4.375% 9/25/21	7,321,000	7,572,960
		27,253,390
Diversified Consumer Services - 0.0%
California Institute of Technology 3.65% 9/1/19	635,000	634,740
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	275,000	288,836
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	453,633
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	201,662
3.3% 7/15/56	190,000	205,975
Trustees of Boston University 4.061% 10/1/48	450,000	538,779
University of Pennsylvania Trustees 3.61% 2/15/2119	285,000	309,767
University of Southern California 3.841% 10/1/47	705,000	828,117
		3,461,509
Hotels, Restaurants & Leisure - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)	300,000	306,750
Aramark Services, Inc.:
4.75% 6/1/26	100,000	103,500
5% 4/1/25 (b)	300,000	313,125
5% 2/1/28 (b)	960,000	1,008,000
Caesars Resort Collection LLC 5.25% 10/15/25 (b)	300,000	310,038
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	200,000	219,506
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.625% 4/1/25	400,000	411,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	300,000	311,250
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,119,090
3.6% 4/15/24	660,000	693,084
McDonald's Corp.:
3.7% 1/30/26	185,000	198,938
4.7% 12/9/35	1,535,000	1,835,926
MCE Finance Ltd. 4.875% 6/6/25 (b)	300,000	306,245
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	2,300,000	2,530,000
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)	300,000	309,000
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)	200,000	211,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	300,000	312,750
5.5% 3/1/25 (b)	300,000	319,875
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	300,000	304,500
5.5% 10/1/27 (b)	300,000	307,969
		11,431,546
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	10,074,625
5% 6/15/27	12,100,000	13,083,125
5.25% 6/1/26	2,920,000	3,190,100
Newell Brands, Inc. 4.2% 4/1/26 (c)	515,000	531,492
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	30,806,359
4.375% 4/15/23	5,000,000	5,212,500
4.875% 11/15/25	35,000	38,010
4.875% 3/15/27	7,917,000	8,570,153
5.625% 1/15/24	885,000	969,075
5.875% 2/15/22	12,000,000	12,720,000
		85,195,439
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,080,791
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	400,000	411,500
		1,492,291
Leisure Products - 0.0%
Hasbro, Inc.:
2.6% 11/19/22	2,485,000	2,493,198
3% 11/19/24	5,655,000	5,652,139
Mattel, Inc. 6.75% 12/31/25 (b)	300,000	314,250
		8,459,587
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,492,015
Specialty Retail - 0.0%
AutoZone, Inc. 3.75% 4/18/29	1,200,000	1,282,140
Lowe's Companies, Inc. 4.25% 9/15/44	305,000	330,520
The Home Depot, Inc.:
2.625% 6/1/22	260,000	264,932
3.75% 2/15/24	4,226,000	4,504,050
4.875% 2/15/44	775,000	987,855
5.875% 12/16/36	300,000	415,116
		7,784,613

TOTAL CONSUMER DISCRETIONARY		146,570,390

CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	5,100,000	5,466,627
4.7% 2/1/36	2,765,000	3,219,430
4.9% 2/1/46	445,000	534,519
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	12,330,000	13,181,310
4.7% 2/1/36	9,871,000	11,493,307
4.9% 2/1/46	12,306,000	14,659,241
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	6,987,000	8,382,950
5.45% 1/23/39	5,390,000	6,835,745
5.55% 1/23/49	14,627,000	19,399,879
5.8% 1/23/59 (Reg. S)	15,062,000	21,199,529
Constellation Brands, Inc.:
3.7% 12/6/26	925,000	989,116
4.4% 11/15/25	480,000	526,668
4.75% 11/15/24	5,595,000	6,199,330
PepsiCo, Inc.:
2.75% 3/5/22	900,000	920,512
3.1% 7/17/22	260,000	268,143
3.6% 3/1/24	1,952,000	2,080,864
		115,357,170
Food & Staples Retailing - 0.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	400,000	404,000
Kroger Co. 2.65% 10/15/26	530,000	530,977
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,671,323
		3,606,300
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	300,000	327,000
Conagra Brands, Inc. 3.8% 10/22/21	1,514,000	1,558,791
H.J. Heinz Co.:
3% 6/1/26	2,365,000	2,356,361
4.375% 6/1/46	8,515,000	8,292,888
4.875% 10/1/49 (b)	545,000	566,798
5% 7/15/35	190,000	207,186
5.2% 7/15/45	4,912,000	5,298,387
H.J. Heinz Finance Co. 7.125% 8/1/39 (b)	9,093,000	11,773,054
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,300,000	1,348,750
5.875% 7/15/24 (b)	1,300,000	1,340,300
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (b)	470,000	501,138
Kraft Foods Group, Inc. 5% 6/4/42	1,280,000	1,359,825
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (b)	400,000	422,500
The J.M. Smucker Co. 3.5% 3/15/25	310,000	325,274
Tyson Foods, Inc. 4% 3/1/26	2,520,000	2,726,517
Unilever Capital Corp. 4.25% 2/10/21	375,000	385,720
		38,790,489
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,592,599
4% 1/31/24	1,380,000	1,459,710
BAT Capital Corp.:
3.222% 8/15/24	3,195,000	3,252,703
3.557% 8/15/27	995,000	1,013,500
Philip Morris International, Inc. 3.875% 8/21/42	530,000	557,747
Vector Group Ltd. 6.125% 2/1/25 (b)	390,000	372,938
		8,249,197

TOTAL CONSUMER STAPLES		166,003,156

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC / Co.- 4.08% 12/15/47	145,000	147,762
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,263,792
Halliburton Co.:
4.75% 8/1/43	445,000	480,826
6.7% 9/15/38	170,000	222,547
Summit Midstream Holdings LLC 5.75% 4/15/25	1,100,000	830,500
		2,945,427
Oil, Gas & Consumable Fuels - 1.2%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	7,875,254
Amerada Hess Corp.:
7.125% 3/15/33	1,335,000	1,675,356
7.3% 8/15/31	1,849,000	2,321,873
7.875% 10/1/29	5,583,000	7,171,974
Apache Corp. 3.25% 4/15/22	110,000	111,832
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,349,772
Cenovus Energy, Inc.:
4.25% 4/15/27	7,813,000	8,203,881
5.25% 6/15/37	605,000	659,842
6.75% 11/15/39	657,000	814,094
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,200,000	1,341,240
7% 6/30/24	1,200,000	1,376,808
Chesapeake Energy Corp. 8% 6/15/27	620,000	296,050
Chevron Corp.:
2.355% 12/5/22	840,000	851,304
2.566% 5/16/23	4,322,000	4,409,832
Citgo Holding, Inc. 9.25% 8/1/24 (b)	100,000	104,875
CNOOC Finance (2013) Ltd. 2.875% 9/30/29	2,225,000	2,223,625
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,663,913
4.5% 6/1/25	1,418,000	1,541,142
Concho Resources, Inc.:
3.75% 10/1/27	1,690,000	1,749,725
4.3% 8/15/28	1,665,000	1,787,005
4.875% 10/1/47	185,000	206,402
Conoco, Inc. 6.95% 4/15/29	425,000	575,444
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (a)(b)(d)	500,000	495,026
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,500,000	1,507,950
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	399,000	403,988
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,017,000	2,054,819
5.35% 3/15/20 (b)	2,258,000	2,266,468
5.85% 5/21/43 (a)(b)	7,892,000	7,260,640
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	17,890,390
5.375% 7/15/25	800,000	851,984
5.6% 4/1/44	3,773,000	3,603,215
Denbury Resources, Inc.:
7.75% 2/15/24 (b)	320,000	238,000
9.25% 3/31/22 (b)	30,000	24,825
Devon Energy Corp.:
5% 6/15/45	915,000	1,068,930
5.6% 7/15/41	175,000	212,740
Ecopetrol SA 4.125% 1/16/25	520,000	542,425
El Paso Corp. 6.5% 9/15/20	12,030,000	12,435,050
Enable Midstream Partners LP 3.9% 5/15/24 (a)	1,210,000	1,219,453
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,105,181
Enbridge, Inc.:
4% 10/1/23	3,799,000	4,017,059
4.25% 12/1/26	1,943,000	2,117,972
Encana Corp. 6.5% 8/15/34	1,165,000	1,362,915
Energy Transfer Partners LP:
4.2% 9/15/23	1,452,000	1,518,518
4.25% 3/15/23	1,373,000	1,427,278
4.5% 4/15/24	1,723,000	1,821,676
4.75% 1/15/26	1,935,000	2,068,800
4.95% 6/15/28	4,954,000	5,329,952
5.25% 4/15/29	2,803,000	3,093,624
5.3% 4/15/47	560,000	581,717
5.8% 6/15/38	2,762,000	3,117,975
6% 6/15/48	1,799,000	2,052,219
6.25% 4/15/49	2,405,000	2,842,334
6.625% 10/15/36	900,000	1,063,530
Enterprise Products Operating LP:
3.125% 7/31/29	515,000	524,218
4.85% 3/15/44	2,725,000	3,116,891
EOG Resources, Inc.:
3.9% 4/1/35	205,000	227,851
4.1% 2/1/21	285,000	291,977
EQT Corp. 3.9% 10/1/27	300,000	261,432
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,594,527
4.114% 3/1/46	705,000	846,636
Global Partners LP/GLP Finance Corp. 7% 8/1/27 (b)	500,000	522,618
Hess Corp.:
5.6% 2/15/41	1,896,000	2,161,197
5.8% 4/1/47	4,517,000	5,358,545
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	600,000	624,000
Hess Midstream Partners LP 5.125% 6/15/28 (b)(e)	115,000	116,323
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	345,000	307,185
5.75% 10/1/25 (b)	190,000	165,047
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	1,900,000	1,954,172
4.15% 3/1/22	885,000	920,449
4.15% 2/1/24	300,000	316,878
Kinder Morgan, Inc. 5.55% 6/1/45	3,329,000	3,911,190
Magellan Midstream Partners LP:
3.95% 3/1/50	935,000	942,498
4.2% 10/3/47	695,000	730,630
4.25% 9/15/46	65,000	69,221
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,975,454
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (a)(d)	2,069,000	2,076,017
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (a)(d)	3,115,000	3,126,027
4.125% 3/1/27	505,000	524,163
4.5% 7/15/23	1,235,000	1,309,214
4.5% 4/15/38	900,000	898,169
4.7% 4/15/48	1,695,000	1,685,511
4.8% 2/15/29	2,630,000	2,847,608
4.875% 12/1/24	2,489,000	2,692,923
5.5% 2/15/49	4,516,000	4,972,702
Nakilat, Inc. 6.067% 12/31/33 (b)	666,000	812,312
Noble Energy, Inc.:
5.25% 11/15/43	295,000	319,913
6% 3/1/41	360,000	425,297
Occidental Petroleum Corp.:
2.6% 8/13/21	2,423,000	2,434,957
2.6% 4/15/22	2,105,000	2,113,595
2.7% 8/15/22	1,810,000	1,824,997
2.9% 8/15/24	5,981,000	6,009,137
3.125% 2/15/22	4,427,000	4,493,911
3.2% 8/15/26	805,000	809,715
3.5% 8/15/29	2,534,000	2,558,852
4.1% 2/1/21	670,000	681,215
4.3% 8/15/39	369,000	373,337
4.4% 8/15/49	1,569,000	1,593,319
4.85% 3/15/21	1,762,000	1,816,363
5.55% 3/15/26	7,213,000	8,175,764
6.45% 9/15/36	4,200,000	5,107,071
6.6% 3/15/46	6,475,000	8,309,172
6.95% 7/1/24	975,000	1,138,148
7.5% 5/1/31	8,126,000	10,599,179
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,091,585
6.65% 10/1/36	400,000	493,385
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,105,817
4.95% 7/13/47	365,000	384,961
Parsley Energy LLC/Parsley 5.25% 8/15/25 (b)	700,000	710,724
Pemex Project Funding Master Trust 6.625% 6/15/35	800,000	803,200
Petro-Canada 6.8% 5/15/38	350,000	490,247
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	40,799,192
Petroleos Mexicanos:
4.625% 9/21/23	700,000	728,219
6.375% 1/23/45	160,000	153,475
6.5% 3/13/27	26,920,000	28,171,444
6.75% 9/21/47	26,150,000	25,790,438
6.84% 1/23/30 (b)	11,864,000	12,439,404
7.69% 1/23/50 (b)	80,230,000	86,006,560
Phillips 66 Co. 4.875% 11/15/44	305,000	369,968
Phillips 66 Partners LP 3.75% 3/1/28	295,000	306,940
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	2,689,000	2,592,513
3.6% 11/1/24	1,877,000	1,915,268
3.65% 6/1/22	10,550,000	10,792,256
QEP Resources, Inc. 5.25% 5/1/23	300,000	285,000
Range Resources Corp.:
4.875% 5/15/25	210,000	171,150
5% 3/15/23	95,000	82,531
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	2,310,000	2,452,890
Schlumberger Investment SA 3.65% 12/1/23	210,000	220,930
SemGroup Corp. 6.375% 3/15/25	800,000	834,000
Semgroup Corp. / Rose Rock Finance 5.625% 11/15/23	300,000	307,500
Shell International Finance BV 3.25% 5/11/25	1,465,000	1,544,326
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,519,004
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	625,000	646,561
5.4% 10/1/47	1,861,000	1,959,668
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	500,000	516,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	600,000	605,250
5.125% 2/1/25	900,000	924,660
5.875% 4/15/26	400,000	420,880
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,593,348
4.55% 6/24/24	12,246,000	13,109,263
Total Capital International SA:
2.7% 1/25/23	1,375,000	1,404,164
2.829% 1/10/30	800,000	823,035
Valero Energy Corp. 4% 4/1/29	820,000	876,993
Viper Energy Partners LP 5.375% 11/1/27 (b)	300,000	311,988
Western Gas Partners LP:
3.95% 6/1/25	1,126,000	1,105,660
4.65% 7/1/26	1,931,000	1,925,655
4.75% 8/15/28	1,465,000	1,420,435
5.3% 3/1/48	645,000	538,768
5.375% 6/1/21	4,846,000	4,989,376
Williams Partners LP:
3.6% 3/15/22	660,000	677,432
3.75% 6/15/27	1,385,000	1,417,979
4% 11/15/21	1,643,000	1,691,762
4.125% 11/15/20	394,000	399,339
4.3% 3/4/24	2,607,000	2,753,637
4.85% 3/1/48	100,000	104,731
4.9% 1/15/45	470,000	487,438
		516,843,247

TOTAL ENERGY		519,788,674

FINANCIALS - 3.2%
Banks - 1.7%
Banco Santander SA 3.848% 4/12/23	800,000	834,383
Bank of America Corp.:
3.004% 12/20/23 (a)	10,921,000	11,153,764
3.3% 1/11/23	3,572,000	3,694,010
3.419% 12/20/28 (a)	12,988,000	13,617,141
3.5% 4/19/26	5,358,000	5,687,328
3.95% 4/21/25	14,568,000	15,488,278
3.97% 3/5/29 (a)	7,295,000	7,939,140
4% 1/22/25	45,375,000	48,284,087
4.1% 7/24/23	13,989,000	14,913,564
4.2% 8/26/24	2,028,000	2,173,025
4.25% 10/22/26	10,727,000	11,727,216
4.45% 3/3/26	2,065,000	2,266,999
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 2.6959% 7/20/22 (a)(b)(d)	8,041,000	8,089,136
Barclays PLC:
3.65% 3/16/25	925,000	954,370
3.932% 5/7/25 (a)	200,000	208,548
4.375% 1/12/26	1,440,000	1,544,235
4.836% 5/9/28	6,667,000	7,119,203
4.95% 1/10/47	1,305,000	1,500,990
4.972% 5/16/29 (a)	15,000,000	16,803,395
5.088% 6/20/30 (a)	13,438,000	14,656,802
5.2% 5/12/26	1,701,000	1,848,851
Capital One Bank NA 3.375% 2/15/23	1,035,000	1,066,373
Capital One NA 2.15% 9/6/22	5,084,000	5,074,296
CIT Group, Inc.:
4.75% 2/16/24	2,480,000	2,650,500
5% 8/1/23	7,000,000	7,533,750
6.125% 3/9/28	4,840,000	5,687,000
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	51,386,371
3.2% 10/21/26	3,500,000	3,631,776
3.352% 4/24/25 (a)	6,698,000	6,943,598
3.4% 5/1/26	1,045,000	1,097,389
3.7% 1/12/26	3,940,000	4,201,441
4.05% 7/30/22	1,159,000	1,210,749
4.3% 11/20/26	2,129,000	2,318,614
4.4% 6/10/25	17,376,000	18,770,001
4.45% 9/29/27	6,075,000	6,686,210
4.5% 1/14/22	2,773,000	2,909,632
4.6% 3/9/26	5,735,000	6,312,116
4.75% 5/18/46	10,000,000	11,949,719
5.5% 9/13/25	8,267,000	9,451,198
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,115,000	3,234,675
4.3% 12/3/25	9,918,000	10,670,551
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	3,419,000	3,437,870
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	17,586,131
3.8% 9/15/22	10,230,000	10,638,853
3.8% 6/9/23	9,457,000	9,884,225
4.55% 4/17/26	5,384,000	5,981,753
Discover Bank 7% 4/15/20	3,143,000	3,198,025
Export-Import Bank of Korea 5.125% 6/29/20	800,000	813,480
Fifth Third Bancorp 8.25% 3/1/38	603,000	928,824
HSBC Holdings PLC:
3.973% 5/22/30 (a)	1,000,000	1,069,176
4.041% 3/13/28 (a)	2,230,000	2,371,682
4.25% 3/14/24	1,872,000	1,982,200
4.583% 6/19/29 (a)	1,300,000	1,442,773
4.875% 1/14/22	4,645,000	4,905,982
Huntington Bancshares, Inc. 7% 12/15/20	404,000	423,971
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	31,005,000	32,254,626
5.71% 1/15/26 (b)	7,646,000	8,159,667
Japan Bank International Cooperation 3.25% 7/20/23	400,000	418,322
JPMorgan Chase & Co.:
2.95% 10/1/26	4,205,000	4,338,184
3.3% 4/1/26	1,125,000	1,181,700
3.509% 1/23/29 (a)	4,405,000	4,664,651
3.625% 5/13/24	2,860,000	3,029,243
3.797% 7/23/24 (a)	10,889,000	11,454,443
3.875% 9/10/24	10,030,000	10,659,910
3.882% 7/24/38 (a)	6,115,000	6,728,813
3.964% 11/15/48 (a)	1,945,000	2,210,768
4.125% 12/15/26	7,374,000	8,065,933
4.35% 8/15/21	4,947,000	5,139,574
4.625% 5/10/21	1,718,000	1,781,096
Lloyds Banking Group PLC:
3.9% 3/12/24	300,000	315,820
4.375% 3/22/28	1,365,000	1,496,925
Peoples United Bank 4% 7/15/24	40,000	41,614
PNC Bank NA 3.25% 6/1/25	1,710,000	1,796,510
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	281,193
3.9% 4/29/24	375,000	399,763
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,381,964
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,133,133
Royal Bank of Scotland Group PLC:
4.269% 3/22/25 (a)	1,735,000	1,831,126
5.125% 5/28/24	21,274,000	22,909,956
6% 12/19/23	30,605,000	33,866,216
6.1% 6/10/23	29,526,000	32,347,691
6.125% 12/15/22	5,889,000	6,391,992
Societe Generale 4.25% 4/14/25 (b)	21,901,000	22,925,432
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	264,482
SunTrust Banks, Inc. 2.7% 1/27/22	540,000	545,940
Synchrony Bank 3% 6/15/22	5,477,000	5,552,816
UniCredit SpA 6.572% 1/14/22 (b)	7,600,000	8,147,385
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,533,201
3% 2/19/25	6,975,000	7,160,352
4.125% 8/15/23	280,000	296,818
4.3% 7/22/27	21,880,000	23,998,451
4.65% 11/4/44	1,385,000	1,656,669
Westpac Banking Corp. 4.11% 7/24/34 (a)	4,937,000	5,117,494
		708,435,242
Capital Markets - 0.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,970,276
Ares Capital Corp. 4.2% 6/10/24	12,032,000	12,466,323
Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	791,716
Credit Suisse Group AG 2.593% 9/11/25 (a)(b)	13,060,000	13,038,813
Deutsche Bank AG 4.5% 4/1/25	13,996,000	13,585,065
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	10,229,408
5% 2/14/22	14,609,000	15,198,017
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (a)	12,744,000	12,890,064
3.2% 2/23/23	5,700,000	5,862,668
3.691% 6/5/28 (a)	4,740,000	5,024,862
3.75% 2/25/26	1,650,000	1,750,805
4.223% 5/1/29 (a)	2,250,000	2,478,214
6.75% 10/1/37	50,999,000	70,158,047
Intercontinental Exchange, Inc.:
2.75% 12/1/20	1,768,000	1,782,664
3.75% 12/1/25	3,162,000	3,412,398
Moody's Corp.:
3.25% 1/15/28	2,897,000	3,049,200
4.875% 2/15/24	2,720,000	2,997,682
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (a)(d)	3,691,000	3,724,603
3.125% 1/23/23	7,600,000	7,804,330
3.125% 7/27/26	37,616,000	38,985,386
3.591% 7/22/28 (a)	1,310,000	1,391,335
3.7% 10/23/24	21,259,000	22,515,547
3.75% 2/25/23	3,725,000	3,899,269
3.875% 4/29/24	4,200,000	4,462,580
3.875% 1/27/26	1,125,000	1,212,326
4% 7/23/25	2,450,000	2,648,485
4.1% 5/22/23	4,350,000	4,596,600
4.35% 9/8/26	2,340,000	2,560,335
4.431% 1/23/30 (a)	6,039,000	6,810,939
5% 11/24/25	40,891,000	46,028,880
5.75% 1/25/21	4,996,000	5,204,504
		328,531,341
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	7,954,000	8,017,055
3.5% 5/26/22	1,949,000	2,002,774
4.125% 7/3/23	5,132,000	5,405,689
4.45% 12/16/21	4,011,000	4,178,071
4.45% 4/3/26	4,282,000	4,605,263
4.5% 5/15/21	1,455,000	1,502,842
4.875% 1/16/24	6,861,000	7,439,059
5% 10/1/21	2,185,000	2,290,422
Ally Financial, Inc.:
4.125% 2/13/22	1,700,000	1,748,086
5.125% 9/30/24	1,700,000	1,867,875
Capital One Financial Corp. 3.8% 1/31/28	7,795,000	8,269,205
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,402,395
3.95% 11/6/24	2,567,000	2,725,030
4.1% 2/9/27	645,000	691,509
4.5% 1/30/26	6,463,000	7,058,438
5.2% 4/27/22	1,093,000	1,165,485
Ford Motor Credit Co. LLC:
3.35% 11/1/22	3,420,000	3,438,549
3.664% 9/8/24	1,275,000	1,264,515
4.063% 11/1/24	19,639,000	19,739,280
5.085% 1/7/21	4,004,000	4,095,427
5.584% 3/18/24	8,575,000	9,175,837
5.596% 1/7/22	8,285,000	8,712,914
GE Capital International Funding Co. 4.418% 11/15/35	810,000	871,879
John Deere Capital Corp.:
2.65% 6/24/24	615,000	630,613
2.8% 1/27/23	990,000	1,013,989
2.8% 3/6/23	1,045,000	1,074,780
Navient Corp.:
6.625% 7/26/21	1,300,000	1,378,013
6.75% 6/15/26	350,000	374,528
7.25% 1/25/22	1,300,000	1,410,500
Springleaf Finance Corp. 6.875% 3/15/25	500,000	571,015
Synchrony Financial:
2.85% 7/25/22	2,029,000	2,048,662
3.75% 8/15/21	2,016,000	2,058,134
3.95% 12/1/27	8,719,000	9,104,025
4.25% 8/15/24	2,029,000	2,139,680
4.375% 3/19/24	3,130,000	3,316,562
5.15% 3/19/29	11,000,000	12,386,726
		146,174,826
Diversified Financial Services - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (b)	3,055,000	3,121,807
3.95% 7/1/24 (b)	2,862,000	2,967,608
4.375% 5/1/26 (b)	3,477,000	3,667,887
5.25% 5/15/24 (b)	4,140,000	4,498,524
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,333,271
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,695,000	2,767,596
3.125% 3/15/26	1,615,000	1,701,517
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,693,303
Brixmor Operating Partnership LP:
4.125% 6/15/26	5,706,000	6,090,287
4.125% 5/15/29	6,724,000	7,255,719
General Electric Capital Corp.:
3.15% 9/7/22	1,386,000	1,413,270
3.45% 5/15/24	920,000	952,524
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 5/15/26	1,100,000	1,170,125
6.375% 12/15/25	1,100,000	1,163,250
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	900,000	942,480
5.5% 2/15/24 (b)	7,000,000	7,660,800
Pine Street Trust I:
4.572% 2/15/29 (b)	7,798,000	8,361,913
5.568% 2/15/49 (b)	7,800,000	8,715,262
Private Export Funding Corp. 3.55% 1/15/24	755,000	806,087
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	150,000	151,500
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,537,924
		70,972,654
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,127,472
3.15% 3/15/25	1,615,000	1,700,903
American International Group, Inc.:
3.75% 7/10/25	2,360,000	2,509,856
4.125% 2/15/24	360,000	385,768
4.5% 7/16/44	2,180,000	2,489,336
4.875% 6/1/22	3,898,000	4,171,735
Aon Corp. 5% 9/30/20	540,000	553,258
Arch Capital Finance LLC 4.011% 12/15/26	1,970,000	2,156,113
CNA Financial Corp. 3.95% 5/15/24	1,400,000	1,500,510
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,847,000	2,080,432
Lincoln National Corp.:
3.05% 1/15/30	130,000	130,777
4.35% 3/1/48	165,000	181,590
6.3% 10/9/37	110,000	145,845
Markel Corp.:
4.15% 9/17/50	1,040,000	1,061,159
4.3% 11/1/47	525,000	552,318
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,196,678
4.375% 3/15/29	5,432,000	6,152,406
4.75% 3/15/39	2,493,000	3,055,490
4.8% 7/15/21	1,026,000	1,066,014
4.9% 3/15/49	4,960,000	6,288,881
MetLife, Inc. 4.368% 9/15/23 (a)	910,000	983,965
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(d)	31,400,000	31,466,170
Pricoa Global Funding I 5.375% 5/15/45 (a)	5,278,000	5,765,650
Prudential Financial, Inc. 4.5% 11/16/21	1,118,000	1,170,664
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	3,200,000	3,536,000
The Chubb Corp. 6% 5/11/37	300,000	416,295
Unum Group:
4% 6/15/29	5,961,000	6,216,820
5.625% 9/15/20	3,216,000	3,303,202
5.75% 8/15/42	2,238,000	2,507,384
		93,872,691
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (b)	600,000	626,073

TOTAL FINANCIALS		1,348,612,827

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	3,125,062
4.25% 11/21/49 (b)	2,470,000	2,595,689
4.7% 5/14/45	2,925,000	3,252,243
4.875% 11/14/48	585,000	668,738
Amgen, Inc. 2.6% 8/19/26	4,225,000	4,283,319
Baxalta, Inc. 4% 6/23/25	579,000	624,421
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	201,408
3.65% 3/1/26	685,000	736,315
4.4% 12/1/21	1,120,000	1,168,581
4.5% 2/1/45	665,000	771,159
		17,426,935
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	507,900
2.9% 11/30/21	1,915,000	1,949,578
3.75% 11/30/26	687,000	753,244
4.9% 11/30/46	1,360,000	1,806,231
Becton, Dickinson & Co.:
2.404% 6/5/20	4,246,000	4,253,542
3.125% 11/8/21	1,050,000	1,068,636
3.7% 6/6/27	118,000	126,314
3.734% 12/15/24	855,000	905,361
Hologic, Inc. 4.375% 10/15/25 (b)	200,000	206,000
Stryker Corp.:
3.375% 5/15/24	335,000	350,942
3.375% 11/1/25	305,000	322,100
3.5% 3/15/26	675,000	718,657
Teleflex, Inc. 4.875% 6/1/26	1,000,000	1,045,000
		14,013,505
Health Care Providers & Services - 0.4%
Anthem, Inc.:
3.3% 1/15/23	3,395,000	3,511,508
3.65% 12/1/27	3,005,000	3,173,485
Ascension Health:
3.106% 11/15/39	610,000	612,840
3.945% 11/15/46	465,000	531,064
4.847% 11/15/53	250,000	326,409
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	414,051
4.625% 12/15/20	200,000	205,118
Centene Corp.:
4.25% 12/15/27 (b)(e)	5,090,000	5,236,338
4.625% 12/15/29 (b)(e)	7,750,000	8,127,813
4.75% 1/15/25 (b)(e)	3,965,000	4,119,159
Childrens Hospital Corp. 4.115% 1/1/47	580,000	683,961
Cigna Corp.:
3.25% 4/15/25 (b)	1,080,000	1,111,799
3.75% 7/15/23	6,229,000	6,512,020
4% 2/15/22 (b)	1,910,000	1,969,602
4.125% 9/15/20 (b)	1,049,000	1,065,166
4.125% 11/15/25	4,646,000	5,013,131
4.375% 10/15/28	7,774,000	8,623,687
4.5% 2/25/26 (b)	4,550,000	4,973,681
4.8% 8/15/38	4,840,000	5,599,857
4.9% 12/15/48	4,836,000	5,728,523
Cigna Holding Co. 4.375% 12/15/20	305,000	310,161
Commonspirit Health 2.76% 10/1/24	950,000	959,571
CVS Health Corp.:
2.625% 8/15/24	1,021,000	1,029,211
3% 8/15/26	828,000	847,328
3.25% 8/15/29	1,903,000	1,932,694
4.1% 3/25/25	29,063,000	31,208,939
4.3% 3/25/28	19,679,000	21,451,059
4.78% 3/25/38	7,778,000	8,834,881
5.05% 3/25/48	12,538,000	14,834,078
5.125% 7/20/45	125,000	147,680
5.3% 12/5/43	305,000	365,791
Hackensack Meridian Health 4.5% 7/1/57	385,000	465,093
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	219,056
5% 3/15/24	300,000	325,732
5.25% 6/15/26	900,000	1,005,628
5.375% 2/1/25	500,000	552,500
Kaiser Foundation Hospitals 4.15% 5/1/47	1,310,000	1,526,622
Laboratory Corp. of America Holdings:
3.25% 9/1/24	645,000	669,688
4.7% 2/1/45	830,000	933,684
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	167,645
5% 7/1/42	225,000	290,020
Mount Sinai Hospital 3.737% 7/1/49	460,000	468,043
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	385,000	349,388
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	631,706
4.063% 8/1/56	540,000	617,027
NYU Hospitals Center 4.368% 7/1/47	810,000	935,134
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29	790,000	780,275
2.746% 10/1/26	780,000	793,927
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	111,183
5.75% 1/30/40	68,000	81,515
Sutter Health 4.091% 8/15/48	2,640,000	3,006,844
Tenet Healthcare Corp. 8.125% 4/1/22	900,000	983,250
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	461,129
Toledo Hospital:
5.325% 11/15/28	2,792,000	3,003,258
6.015% 11/15/48	5,710,000	6,492,503
UnitedHealth Group, Inc.:
4.25% 4/15/47	470,000	542,877
4.25% 6/15/48	1,225,000	1,426,530
4.7% 2/15/21	240,000	246,420
6.875% 2/15/38	700,000	1,045,806
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,300,000	1,360,125
		178,953,213
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (b)	900,000	945,000
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)	30,000	30,225
5.5% 4/1/26 (b)	100,000	106,500
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	570,000	611,842
		748,567
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3.85% 6/15/24	560,000	587,936
4.55% 3/15/35	400,000	435,685
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	35,954,000	38,565,559
Bristol-Myers Squibb Co.:
3.625% 5/15/24 (b)	910,000	963,527
4.25% 10/26/49 (b)	1,295,000	1,537,978
5% 8/15/45 (b)	510,000	654,653
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,274,000	1,306,400
4.272% 8/28/23	4,020,000	4,208,622
4.9% 8/28/28	1,693,000	1,830,666
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	723,944
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,458,881
Johnson & Johnson:
2.45% 3/1/26	45,000	45,847
3.625% 3/3/37	1,585,000	1,762,442
Merck & Co., Inc.:
2.4% 9/15/22	2,875,000	2,921,180
3.4% 3/7/29	1,525,000	1,657,240
Mylan NV:
3.15% 6/15/21	5,494,000	5,556,984
3.95% 6/15/26	2,804,000	2,916,284
5.2% 4/15/48	1,345,000	1,461,182
Novartis Capital Corp.:
2.4% 9/21/22	4,195,000	4,259,747
4% 11/20/45	1,340,000	1,578,447
Perrigo Finance PLC 3.5% 12/15/21	400,000	403,052
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	2,390,000	2,471,661
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	1,013,000	979,318
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (b)	1,300,000	1,360,125
Wyeth LLC 6.45% 2/1/24	3,255,000	3,833,182
Zoetis, Inc.:
3% 9/12/27	340,000	349,389
3.25% 2/1/23	5,975,000	6,148,401
		89,978,332

TOTAL HEALTH CARE		302,065,552

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	700,000	736,036
BWX Technologies, Inc. 5.375% 7/15/26 (b)	700,000	738,500
Embraer Netherlands Finance BV:
5.05% 6/15/25	93,000	101,876
5.4% 2/1/27	75,000	84,211
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,515,914
3.5% 5/15/25	1,905,000	2,037,620
Lockheed Martin Corp.:
2.9% 3/1/25	3,390,000	3,527,606
3.8% 3/1/45	485,000	541,956
Northrop Grumman Corp. 4.75% 6/1/43	820,000	999,241
Rockwell Collins, Inc. 3.5% 3/15/27	1,800,000	1,919,656
The Boeing Co.:
2.25% 6/15/26	1,335,000	1,327,218
2.95% 2/1/30	2,080,000	2,143,304
3.1% 5/1/26	360,000	374,820
TransDigm, Inc.:
6.25% 3/15/26 (b)	850,000	912,688
6.5% 7/15/24	145,000	149,531
United Technologies Corp.:
2.8% 5/4/24	2,742,000	2,812,269
4.125% 11/16/28	490,000	551,316
		20,473,762
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	30,000	32,925
FedEx Corp. 3.3% 3/15/27	280,000	289,142
United Parcel Service, Inc.:
2.05% 4/1/21	150,000	150,443
3.125% 1/15/21	210,000	212,918
		685,428
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	239,755	251,945
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	473,580	487,790
Continental Airlines, Inc. 4.15% 4/11/24	748,086	789,996
Delta Air Lines, Inc.:
3.4% 4/19/21	1,105,000	1,119,017
3.625% 3/15/22	480,000	491,568
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	115,372	125,867
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	154,293	166,482
		3,432,665
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	210,000	215,250
Johnson Controls International PLC 4.95% 7/2/64	197,000	206,988
Masco Corp. 4.45% 4/1/25	1,610,000	1,744,382
		2,166,620
Commercial Services & Supplies - 0.0%
ADT Corp. 4.875% 7/15/32 (b)	200,000	174,000
Advocate Health & Hospitals Corp. 3.387% 10/15/49	510,000	519,432
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,230,902
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	300,000	302,376
Waste Management, Inc.:
2.9% 9/15/22	375,000	384,319
3.45% 6/15/29	840,000	902,036
WMX Technologies, Inc. 4.6% 3/1/21	345,000	354,262
		3,867,327
Construction & Engineering - 0.0%
AECOM:
5.125% 3/15/27	600,000	639,000
5.875% 10/15/24	1,100,000	1,201,750
		1,840,750
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	117,332
Sensata Technologies BV 4.875% 10/15/23 (b)	800,000	848,000
		965,332
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	889,025
General Electric Co. 2.7% 10/9/22	1,170,000	1,179,761
		2,068,786
Machinery - 0.0%
Fortive Corp. 3.15% 6/15/26	275,000	281,844
Pentair Finance SA 4.5% 7/1/29	670,000	702,159
Westinghouse Air Brake Co. 4.95% 9/15/28	430,000	477,822
Xylem, Inc.:
3.25% 11/1/26	225,000	233,291
4.875% 10/1/21	525,000	550,092
		2,245,208
Professional Services - 0.0%
Equifax, Inc. 2.6% 12/1/24	1,245,000	1,248,947
IHS Markit Ltd. 4.125% 8/1/23	365,000	386,290
		1,635,237
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	975,677
Canadian National Railway Co. 2.85% 12/15/21	600,000	609,266
CSX Corp.:
3.4% 8/1/24	1,700,000	1,788,864
6.15% 5/1/37	1,500,000	1,998,524
Union Pacific Corp.:
3.6% 9/15/37	640,000	672,731
4% 2/1/21	943,000	960,617
4.3% 6/15/42	325,000	368,549
		7,374,228
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,711,000	1,704,524
3% 9/15/23	800,000	815,422
3.375% 6/1/21	2,750,000	2,793,652
3.75% 2/1/22	4,752,000	4,885,381
3.875% 4/1/21	2,900,000	2,957,992
4.25% 2/1/24	7,846,000	8,383,009
4.25% 9/15/24	3,212,000	3,443,764
4.75% 3/1/20	3,227,000	3,246,908
FLY Leasing Ltd. 5.25% 10/15/24	160,000	165,000
		28,395,652
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (a)	755,000	843,713

TOTAL INDUSTRIALS		75,994,708

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	724,979
2.9% 3/4/21	150,000	151,927
3% 6/15/22	310,000	319,224
		1,196,130
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (b)	6,100,000	6,610,690
6.02% 6/15/26 (b)	2,112,000	2,413,401
TTM Technologies, Inc. 5.625% 10/1/25 (b)	700,000	714,000
		9,738,091
IT Services - 0.0%
Fiserv, Inc.:
2.75% 7/1/24	205,000	208,233
3.85% 6/1/25	1,490,000	1,586,276
Global Payments, Inc. 2.65% 2/15/25	495,000	496,528
IBM Corp. 3.625% 2/12/24	3,565,000	3,764,299
MasterCard, Inc. 3.375% 4/1/24	870,000	922,871
		6,978,207
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,262,991
Entegris, Inc. 4.625% 2/10/26 (b)	400,000	413,388
Qorvo, Inc. 5.5% 7/15/26	600,000	638,250
		2,314,629
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27	500,000	523,805
5.875% 6/15/26	200,000	213,750
Microsoft Corp.:
2.875% 2/6/24	4,490,000	4,661,548
3.7% 8/8/46	1,700,000	1,943,428
4.1% 2/6/37	1,930,000	2,282,225
Nortonlifelock, Inc. 5% 4/15/25 (b)	1,100,000	1,110,756
Nuance Communications, Inc. 5.625% 12/15/26	600,000	637,500
Open Text Corp. 5.875% 6/1/26 (b)	500,000	532,265
Oracle Corp.:
1.9% 9/15/21	570,000	570,167
2.5% 10/15/22	1,855,000	1,886,405
2.65% 7/15/26	2,595,000	2,644,594
2.95% 5/15/25	2,085,000	2,164,193
4.125% 5/15/45	1,595,000	1,801,511
		20,972,147
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,121,874
2.85% 5/11/24	2,545,000	2,632,595
3.25% 2/23/26	8,525,000	9,049,535
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (a)	5,700,000	6,025,200
		19,829,204

TOTAL INFORMATION TECHNOLOGY		61,028,408

MATERIALS - 0.1%
Chemicals - 0.1%
DowDuPont, Inc. 4.493% 11/15/25	2,750,000	3,025,693
Eastman Chemical Co. 4.65% 10/15/44	485,000	523,048
Ecolab, Inc. 4.35% 12/8/21	245,000	256,248
FMC Corp. 4.5% 10/1/49	800,000	866,592
LYB International Finance II BV 3.5% 3/2/27	230,000	239,529
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,951,078
6% 11/15/21	1,919,000	2,039,425
Nufarm Australia Ltd. 5.75% 4/30/26 (b)	400,000	392,000
Nutrien Ltd.:
4.2% 4/1/29	839,000	919,757
4.9% 6/1/43	825,000	923,191
5% 4/1/49	1,461,000	1,712,027
5.25% 1/15/45	180,000	210,526
OCI NV 6.625% 4/15/23 (b)	400,000	417,000
Olin Corp. 5.125% 9/15/27	700,000	726,250
Sherwin-Williams Co. 4.5% 6/1/47	210,000	239,853
The Chemours Co. LLC 7% 5/15/25	600,000	555,000
The Dow Chemical Co. 3.625% 5/15/26	3,370,000	3,520,117
Valvoline, Inc. 4.375% 8/15/25	400,000	409,000
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)	600,000	652,500
		19,578,834
Construction Materials - 0.0%
Vulcan Materials Co. 4.5% 6/15/47	680,000	751,685
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)	145,000	152,250
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	600,000	621,000
International Paper Co.:
4.75% 2/15/22	882,000	925,075
5% 9/15/35	405,000	474,088
5.15% 5/15/46	116,000	133,861
OI European Group BV 4% 3/15/23 (b)	500,000	498,750
Rock-Tenn Co. 4.9% 3/1/22	185,000	195,387
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	205,000	215,253
8.5% 8/15/27 (b)	60,000	65,250
		3,280,914
Metals & Mining - 0.0%
Anglo American Capital PLC:
4.125% 4/15/21 (b)	6,803,000	6,952,999
4.125% 9/27/22 (b)	1,333,000	1,389,659
Barrick North America Finance LLC 5.75% 5/1/43	330,000	426,686
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	1,979,000	2,035,797
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	2,033,000	2,118,767
4.5% 8/1/47 (b)	1,715,000	1,885,964
Newmont Goldcorp Corp. 2.8% 10/1/29	425,000	420,600
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,215,000	1,303,379
Southern Copper Corp. 5.875% 4/23/45	455,000	552,967
		17,086,818
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (b)	200,000	209,250

TOTAL MATERIALS		40,907,501

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	845,101
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,232,813
4.5% 12/1/28	5,210,000	5,923,909
Camden Property Trust:
2.95% 12/15/22	954,000	973,925
4.25% 1/15/24	2,838,000	3,038,077
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,717,982
Corrections Corp. of America:
4.125% 4/1/20	100,000	100,050
4.625% 5/1/23	800,000	781,000
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	300,000	312,000
Duke Realty LP:
3.25% 6/30/26	805,000	836,316
3.625% 4/15/23	1,382,000	1,433,698
3.875% 10/15/22	2,108,000	2,195,503
4.375% 6/15/22	1,237,000	1,298,893
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,320,579
HCP, Inc.:
3% 1/15/30	925,000	924,148
3.25% 7/15/26	776,000	806,262
3.5% 7/15/29	887,000	928,211
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,715,000	1,705,574
3.5% 8/1/26	1,786,000	1,861,642
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,289,156
Hudson Pacific Properties LP 4.65% 4/1/29	10,503,000	11,573,910
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,375,663
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,600,000	1,673,488
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	7,647,000	7,666,856
4.375% 8/1/23	6,644,000	7,068,032
4.5% 1/15/25	2,793,000	2,958,678
4.5% 4/1/27	1,500,000	1,625,593
4.75% 1/15/28	7,569,000	8,292,594
4.95% 4/1/24	1,152,000	1,244,382
5.25% 1/15/26	5,841,000	6,444,447
Realty Income Corp. 3% 1/15/27	585,000	601,326
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	894,910
5% 12/15/23	626,000	660,551
SBA Communications Corp. 4.875% 9/1/24	200,000	207,352
Simon Property Group LP:
2.45% 9/13/29	885,000	870,286
3.25% 11/30/26	1,070,000	1,123,918
3.375% 10/1/24	2,270,000	2,386,127
3.5% 9/1/25	55,000	58,268
3.75% 2/1/24	275,000	292,351
SITE Centers Corp.:
3.625% 2/1/25	2,396,000	2,467,353
4.25% 2/1/26	5,582,000	5,905,009
4.625% 7/15/22	1,600,000	1,669,303
Store Capital Corp. 4.625% 3/15/29	2,475,000	2,748,908
The GEO Group, Inc.:
5.875% 10/15/24	50,000	41,875
6% 4/15/26	90,000	71,325
Ventas Realty LP:
3% 1/15/30	10,008,000	9,939,713
3.125% 6/15/23	1,414,000	1,450,944
3.85% 4/1/27	1,050,000	1,111,382
4% 3/1/28	2,712,000	2,921,574
4.125% 1/15/26	1,628,000	1,751,137
VICI Properties, Inc. 4.25% 12/1/26 (b)	180,000	183,600
Weingarten Realty Investors 3.375% 10/15/22	472,000	482,599
WP Carey, Inc.:
3.85% 7/15/29	1,725,000	1,822,551
4% 2/1/25	5,544,000	5,825,911
4.6% 4/1/24	7,436,000	7,959,625
		137,896,380
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,160,603
3.95% 11/15/27	5,608,000	5,901,568
4.1% 10/1/24	4,892,000	5,169,670
4.55% 10/1/29	1,707,000	1,865,140
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	14,136,481
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,634,230
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,839,810
Howard Hughes Corp. 5.375% 3/15/25 (b)	400,000	419,672
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,258,582
3.375% 6/15/23	4,307,000	4,473,068
4.125% 6/15/22	1,061,000	1,108,106
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,378,997
4.5% 4/18/22	644,000	653,559
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,396,354
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,849,928
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,443,761
3.75% 12/1/24	3,352,000	3,420,386
3.875% 12/1/23	1,492,000	1,535,488
3.875% 7/15/27	12,659,000	12,950,601
		74,596,004

TOTAL REAL ESTATE		212,492,384

UTILITIES - 0.4%
Electric Utilities - 0.3%
AEP Transmission Co. LLC 4% 12/1/46	375,000	422,535
Alabama Power Co.:
3.75% 3/1/45	1,000,000	1,081,051
3.85% 12/1/42	250,000	272,885
4.1% 1/15/42	225,000	247,212
Appalachian Power Co. 3.3% 6/1/27	605,000	634,564
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	487,322
CenterPoint Energy Houston Electric LLC:
2.25% 8/1/22	530,000	532,317
3.95% 3/1/48	750,000	859,656
4.25% 2/1/49	385,000	464,805
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)	4,448,000	4,438,178
Commonwealth Edison Co.:
3.2% 11/15/49	940,000	944,049
3.7% 3/1/45	315,000	341,922
3.75% 8/15/47	250,000	274,270
4.35% 11/15/45	555,000	661,225
4.6% 8/15/43	1,045,000	1,275,370
Dominion Energy South Carolina:
5.1% 6/1/65	370,000	494,048
5.45% 2/1/41	35,000	45,714
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,270,000	1,321,955
4.25% 12/15/41	1,450,000	1,684,515
6.1% 6/1/37	775,000	1,068,530
Duke Energy Industries, Inc. 3.25% 10/1/49	1,465,000	1,471,090
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	8,875,000	9,441,102
6.4% 9/15/20 (b)	4,858,000	5,004,612
Entergy Louisiana LLC:
2.4% 10/1/26	1,070,000	1,064,718
4.05% 9/1/23	880,000	936,482
Evergy Kansas Central 4.125% 3/1/42	655,000	744,130
Exelon Corp. 3.497% 6/1/22 (a)	835,000	856,224
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,260,215
4.85% 7/15/47	335,000	397,601
7.375% 11/15/31	10,940,000	15,330,075
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,230,371
Fortis, Inc. 3.055% 10/4/26	301,000	309,458
Georgia Power Co. 2.65% 9/15/29	150,000	147,725
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,832,864
Indiana Michigan Power Co. 4.55% 3/15/46	620,000	739,202
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,209,385
3.7% 9/1/24	2,644,000	2,746,935
LG&E and KU Energy LLC 3.75% 11/15/20	211,000	213,397
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	307,910
MidAmerican Energy Co.:
3.65% 8/1/48	620,000	682,528
3.95% 8/1/47	1,475,000	1,695,343
NextEra Energy Capital Holdings, Inc. 3.15% 4/1/24	2,655,000	2,745,437
NextEra Energy Partners LP 4.25% 9/15/24 (b)	300,000	308,250
Northern States Power Co. 6.25% 6/1/36	370,000	521,116
NRG Yield Operating LLC 5% 9/15/26	300,000	310,500
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	25,407	27,567
Ohio Power Co. 4% 6/1/49	555,000	639,202
PacifiCorp:
5.25% 6/15/35	1,375,000	1,695,308
5.75% 4/1/37	900,000	1,194,502
PPL Electric Utilities Corp.:
4.15% 10/1/45	630,000	721,274
6.25% 5/15/39	250,000	352,731
Public Service Co. of Colorado 2.5% 3/15/23	645,000	650,829
Public Service Electric & Gas Co.:
2.25% 9/15/26	595,000	592,628
3.2% 5/15/29	785,000	838,777
3.6% 12/1/47	260,000	281,489
3.65% 9/1/42	125,000	135,631
3.95% 5/1/42	405,000	456,471
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	378,393
Southern California Edison Co.:
3.6% 2/1/45	1,935,000	1,910,921
4% 4/1/47	715,000	752,104
Southwestern Electric Power Co. 3.85% 2/1/48	660,000	691,877
Virginia Electric & Power Co.:
3.15% 1/15/26	15,000	15,664
6% 1/15/36	470,000	628,453
6% 5/15/37	1,375,000	1,872,522
Vistra Operations Co. LLC 5.5% 9/1/26 (b)	1,700,000	1,789,250
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	266,940
Xcel Energy, Inc. 3.5% 12/1/49	1,075,000	1,090,472
		105,041,798
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,051,796
4.4% 6/1/43	440,000	489,182
Atmos Energy Corp. 3.375% 9/15/49	970,000	1,005,313
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	540,617
		3,086,908
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,495,000	11,954,800
Emera U.S. Finance LP:
2.7% 6/15/21	1,304,000	1,313,465
3.55% 6/15/26	1,770,000	1,845,855
4.75% 6/15/46	760,000	887,569
NRG Energy, Inc. 6.625% 1/15/27	400,000	433,000
PSEG Power LLC 3% 6/15/21	1,075,000	1,087,625
TerraForm Power Operating LLC 5% 1/31/28 (b)	400,000	415,752
The AES Corp. 4.875% 5/15/23	602,000	612,535
		18,550,601
Multi-Utilities - 0.1%
Ameren Illinois Co.:
3.25% 3/15/50	610,000	623,528
4.5% 3/15/49	600,000	745,978
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	340,660
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (a)(d)	6,307,000	5,794,556
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (a)(d)	924,000	877,800
7% 6/15/38	150,000	209,917
DTE Energy Co. 3.8% 3/15/27	1,635,000	1,741,254
NiSource Finance Corp.:
4.8% 2/15/44	305,000	358,694
5.95% 6/15/41	640,000	827,364
NiSource, Inc. 2.95% 9/1/29	11,346,000	11,349,849
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	293,557
Puget Energy, Inc.:
3.65% 5/15/25	624,000	647,369
5.625% 7/15/22	4,555,000	4,872,061
6% 9/1/21	4,353,000	4,628,724
6.5% 12/15/20	1,405,000	1,467,561
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,072,155
3.75% 6/1/47	585,000	608,735
Sempra Energy 4% 2/1/48	390,000	406,361
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (a)(d)	1,012,000	906,342
		37,772,465

TOTAL UTILITIES		164,451,772

TOTAL NONCONVERTIBLE BONDS
(Cost $3,153,277,339)		3,359,316,662

U.S. Government and Government Agency Obligations - 6.6%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.625% 10/15/24	$5,610,000	$5,593,030
1.875% 9/24/26	495,000	497,596
2% 10/5/22	635,000	642,520
2.25% 4/12/22	955,000	968,181
2.375% 1/19/23	455,000	465,080
2.5% 2/5/24	665,000	686,701
2.875% 10/30/20	765,000	773,339
2.875% 9/12/23	670,000	699,713
6.25% 5/15/29	255,000	348,648
6.625% 11/15/30	670,000	968,534
Federal Home Loan Bank:
1.5% 8/15/24	1,770,000	1,757,850
2.625% 10/1/20	165,000	166,288
3% 10/12/21	1,165,000	1,193,926
3.25% 11/16/28	1,815,000	2,006,983
Freddie Mac:
1.5% 1/17/20	1,965,000	1,964,613
2.375% 2/16/21	2,785,000	2,809,842
6.25% 7/15/32	40,000	58,422
6.75% 9/15/29	255,000	362,247
Private Export Funding Corp. Secured 1.75% 11/15/24	1,225,000	1,219,339
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,135,112
2.875% 2/1/27	1,320,000	1,399,794
5.25% 9/15/39	150,000	210,965
7.125% 5/1/30	460,000	675,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,604,635

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
2.25% 8/15/49	4,995,000	5,042,609
2.75% 8/15/47	1,240,000	1,379,113
2.875% 8/15/45	17,715,000	20,042,862
2.875% 11/15/46	7,015,000	7,972,712
3% 11/15/44	2,555,000	2,947,332
3% 5/15/45	28,851,000	33,347,699
3% 2/15/47	5,285,000	6,153,103
3.125% 2/15/43	17,700,000	20,716,606
3.625% 8/15/43	40,470,000	51,216,682
3.75% 11/15/43	5,865,000	7,571,119
6.25% 8/15/23	11,080,000	12,912,095
7.25% 8/15/22	7,335,000	8,417,204
stripped coupon:
0% 2/15/29	2,800,000	2,354,356
0% 5/15/39	6,850,000	4,433,541
U.S. Treasury Notes:
1.125% 2/28/21	4,280,000	4,249,739
1.375% 4/30/21	20,690,000	20,603,522
1.375% 5/31/21	60,865,000	60,593,961
1.5% 10/31/21	1,640,000	1,636,092
1.5% 10/31/24	11,210,000	11,139,938
1.5% 11/30/24	4,500,000	4,474,336
1.625% 11/15/22	19,435,000	19,447,147
1.625% 4/30/23	19,135,000	19,143,222
1.625% 10/31/26	1,360,000	1,350,597
1.625% 8/15/29	188,233,000	185,438,916
1.75% 9/30/22	16,995,000	17,063,378
1.75% 11/15/29	9,325,000	9,300,595
1.875% 4/30/22	57,915,000	58,265,657
1.875% 9/30/22	1,213,000	1,222,145
2% 11/30/20	48,865,000	49,013,886
2% 10/31/22	24,930,000	25,208,515
2% 2/15/25	23,205,000	23,599,304
2% 8/15/25	2,105,000	2,141,015
2% 11/15/26	192,301,000	195,771,433
2.125% 9/30/21	60,710,000	61,219,869
2.125% 6/30/22	25,130,000	25,462,776
2.125% 7/31/24	95,871,000	97,975,668
2.125% 5/15/25	35,440,000	36,269,241
2.25% 2/15/27	17,910,000	18,541,747
2.25% 11/15/27	56,810,000	58,944,813
2.375% 5/15/27	87,359,000	91,293,567
2.625% 11/15/20	4,485,000	4,524,069
2.625% 3/31/25	109,290,000	114,592,272
2.625% 2/15/29	276,154,000	296,013,355
2.75% 6/30/25	336,603,000	355,773,591
2.875% 11/15/21	14,115,000	14,447,474
2.875% 11/30/25	522,754,000	557,692,755
2.875% 5/15/28	17,600,000	19,145,500
3.125% 11/15/28	94,900,000	105,520,644

TOTAL U.S. TREASURY OBLIGATIONS		2,751,587,772

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,664,904,423)		2,780,192,407

U.S. Government Agency - Mortgage Securities - 7.7%
Fannie Mae - 2.7%
12 month U.S. LIBOR + 1.553% 4.345% 6/1/36 (a)(d)	6,522	6,807
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (a)(d)	144,343	151,070
12 month U.S. LIBOR + 1.900% 4.782% 7/1/37 (a)(d)	8,852	9,296
2% 8/1/31	1,345,013	1,333,690
2.5% 9/1/27 to 11/1/49	60,897,827	61,255,604
3% 2/1/27 to 11/1/49	290,862,664	299,028,168
3.5% 9/1/26 to 11/1/49 (f)(g)	312,689,369	326,902,423
4% 5/1/29 to 11/1/49	250,990,706	265,395,321
4.5% 6/1/24 to 9/1/49	90,706,040	97,303,523
5% 10/1/21 to 2/1/49	50,920,100	55,744,493
5.248% 8/1/41 (a)	389,404	423,828
5.5% 7/1/30 to 9/1/41	12,067,477	13,562,044
6% to 6% 3/1/22 to 1/1/42	16,128,807	18,503,496
6.5% 2/1/36	1,815	2,120
6.528% 2/1/39 (a)	385,718	416,821

TOTAL FANNIE MAE		1,140,038,704

Freddie Mac - 1.7%
6 month U.S. LIBOR + 2.270% 4.488% 10/1/35 (a)(d)	6,870	7,180
2% 1/1/32	2,207,817	2,190,376
2.5% 3/1/28 to 2/1/43	50,272,973	50,883,559
3% 10/1/28 to 10/1/49	123,706,751	127,284,476
3.5% 8/1/26 to 5/1/49	276,963,964	290,180,042
3.5% 8/1/47	12,062,695	12,627,012
4% 6/1/33 to 7/1/48	141,456,068	149,989,356
4.5% 7/1/25 to 4/1/49	67,424,830	72,095,472
5% 10/1/33 to 12/1/47	8,133,568	8,941,957
5.5% 3/1/34 to 6/1/41	4,631,809	5,203,335
6% 7/1/37 to 9/1/38	194,583	224,589
6.5% 9/1/39	577,915	681,075

TOTAL FREDDIE MAC		720,308,429

Ginnie Mae - 2.7%
3.5% 9/20/40 to 12/20/48	288,032,385	301,631,319
4.5% 5/15/39 to 6/20/48	87,642,213	93,673,937
5.5% 6/15/36 to 3/20/41	231,634	259,443
2.5% 12/20/46	1,111,132	1,121,047
3% 8/20/42 to 3/20/47	98,044,234	101,315,314
3% 12/1/49 (e)	2,000,000	2,055,469
3% 12/1/49 (e)	4,500,000	4,624,805
3% 12/1/49 (e)	875,000	899,268
3% 12/1/49 (e)	3,825,000	3,931,084
3% 12/1/49 (e)	48,100,000	49,434,025
3% 12/1/49 (e)	40,100,000	41,212,149
3% 12/1/49 (e)	16,850,000	17,317,325
3% 12/1/49 (e)	31,800,000	32,681,954
3% 12/1/49 (e)	13,200,000	13,566,094
3% 12/1/49 (e)	24,900,000	25,590,587
3% 12/1/49 (e)	21,000,000	21,582,422
3% 12/1/49 (e)	10,300,000	10,585,664
3% 12/1/49 (e)	3,800,000	3,905,391
3% 12/1/49 (e)	2,225,000	2,286,709
3% 12/1/49 (e)	3,050,000	3,134,590
3% 12/1/49 (e)	3,425,000	3,519,990
3% 12/1/49 (e)	3,475,000	3,571,377
3% 12/1/49 (e)	725,000	745,107
3% 12/1/49 (e)	8,375,000	8,607,276
3% 12/1/49 (e)	4,750,000	4,881,738
3.5% 12/1/49 (e)	27,000,000	27,904,921
3.5% 12/1/49 (e)	27,300,000	28,214,976
3.5% 12/1/49 (e)	22,600,000	23,357,453
3.5% 12/1/49 (e)	18,975,000	19,610,959
3.5% 12/1/49 (e)	15,500,000	16,019,492
3.5% 12/1/49 (e)	13,025,000	13,461,541
4% 5/20/40 to 5/20/49	184,622,844	195,404,684
5% 6/20/34 to 6/20/48	34,889,388	37,481,041

TOTAL GINNIE MAE		1,113,589,151

Uniform Mortgage Backed Securities - 0.6%
2.5% 12/1/34 (e)	1,000,000	1,008,828
2.5% 12/1/34 (e)	8,150,000	8,221,949
3% 12/1/49 (e)	36,650,000	37,168,253
3% 12/1/49 (e)	23,200,000	23,528,062
3% 12/1/49 (e)	17,800,000	18,051,703
3% 12/1/49 (e)	10,300,000	10,445,648
3% 12/1/49 (e)	16,700,000	16,936,148
3% 12/1/49 (e)	27,000,000	27,381,796
3% 12/1/49 (e)	14,900,000	15,110,695
3.5% 12/1/49 (e)	4,000,000	4,106,250
3.5% 12/1/49(e)	10,800,000	11,086,875
3.5% 12/1/49 (e)	35,000,000	35,929,688
3.5% 12/1/49 (e)	500,000	513,281
3.5% 12/1/49 (e)	4,500,000	4,619,531
3.5% 12/1/49 (e)	3,000,000	3,079,688
3.5% 12/1/49 (e)	11,200,000	11,497,500
4% 12/1/49 (e)	8,100,000	8,403,750
4% 12/1/49 (e)	22,800,000	23,655,000
4% 12/1/49 (e)	500,000	518,750
4% 12/1/49 (e)	500,000	518,750

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		261,782,145

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,195,234,217)		3,235,718,429

Asset-Backed Securities - 0.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	$4,504,941	$4,528,662
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,539,918	5,582,151
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	8,541,653	8,499,486
Class B, 4.458% 10/16/39 (b)	1,502,560	1,495,373
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(d)	8,486,000	8,481,138
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(d)	7,102,000	7,102,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(d)	9,133,000	9,118,734
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.068% 10/25/35 (a)(d)	1,912,113	1,906,618
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (a)(b)(d)(e)(h)	2,900,000	2,900,000
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	8,996,948	9,245,255
Class AA, 2.487% 12/16/41 (b)	1,784,438	1,777,800
CarMax Auto Owner Trust Series 2019-4 Class A2A, 2.01% 3/15/23	4,300,000	4,300,009
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	8,441,602	8,580,750
Class B, 5.095% 4/15/39 (b)	2,895,374	2,938,272
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	7,698,579	7,846,950
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(d)	5,957,000	5,950,084
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(d)	4,370,000	4,367,802
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	807,253
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.058% 10/25/37 (a)(b)(d)	2,756,967	2,786,431
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	730,628
Series 2018-A6 Class A6, 3.21% 12/7/24	2,400,000	2,489,207
Series 2018-A7 Class A7, 3.96% 10/13/30	2,100,000	2,358,618
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	4,300,000	4,299,281
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)	1,242,552	1,249,250
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (b)	8,086,326	8,160,693
Series 2019-HP1 Class A, 2.59% 12/15/26 (b)	6,200,000	6,199,560
Series 2019-P1 Class A, 2.94% 7/15/26 (b)	3,542,065	3,556,048
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (b)	1,843,193	1,842,826
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	4,239,480	4,307,185
Class A2II, 4.03% 11/20/47 (b)	7,165,760	7,408,178
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (b)	6,242,000	6,227,621
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	2,600,000	2,597,948
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(d)	2,651,000	2,652,983
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(d)	10,300,000	10,297,332
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(d)	7,149,000	7,148,428
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (b)	9,335,000	9,339,106
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (b)	6,099,488	6,099,823
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (b)	1,876,153	1,876,165
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 2.533% 3/25/34 (a)(d)	318	304
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (b)	2,400,000	2,401,664
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(d)	7,901,000	7,901,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,435,000	5,990,758
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 2.409% 4/10/31 (a)(b)(d)	1,531,553	1,532,005
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.148% 4/25/36 (a)(d)	440,492	440,332
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	3,754,882	3,884,238
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	3,839,949	3,882,106
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 2.038% 10/25/35 (a)(d)	3,428,730	3,394,024
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(d)	3,469,000	3,467,446
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(d)	8,529,000	8,524,173
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(d)	3,846,000	3,846,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(d)	7,784,000	7,781,766
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (a)(b)(d)(e)(h)	5,176,000	5,176,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)	4,940,000	4,942,925
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	3,896,388	4,032,978
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)	1,275,561	1,277,003
Series 2018-3A Class A 3.5545% 11/25/28 (b)	4,428,188	4,419,925
Series 2019-1A Class A, 2.6513% 6/25/29 (b)	3,566,287	3,568,466
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(d)	11,000,000	11,012,834
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (a)(d)	94,908	94,745
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(d)	8,530,000	8,525,581
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)	5,812,000	5,841,060
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (b)	1,296,483	1,299,761
Series 2019-4A Class A, 2.48% 2/17/26 (b)	2,576,000	2,575,168
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (b)	8,004,000	8,095,865
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	9,590,524	9,612,959
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (a)(d)	3,983	3,911
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	8,173,917	8,368,815
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	10,230,000	10,188,639
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)	6,791,827	7,064,395
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)	5,953,212	6,126,331
Series 2019-1 Class A1, 3.75% 3/25/58 (b)	2,831,604	2,953,248
Series 2019-MH1 Class A1, 3% 11/25/58 (b)	2,334,727	2,350,365
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (b)	1,698,172	1,703,499
Series 2019-2A Class A, 2.77% 10/15/25 (b)	5,733,798	5,743,956
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(d)	8,662,000	8,657,513
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(d)	8,868,000	8,863,096
TOTAL ASSET-BACKED SECURITIES
(Cost $369,574,704)		372,600,502

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.9628% 6/27/36 (a)(b)(d)	693,517	685,071
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (b)	533,576	533,907
Series 2012-RR5 Class 8A5, 2.0464% 7/26/36 (a)(b)	125,439	124,044
Citigroup Mortgage Loan Trust sequential payer Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(b)	136,282	137,937
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)	777,902	786,842
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1028% 5/27/37 (a)(b)(d)	613,990	594,075
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,345,322	1,328,817
Class GA, 1.75% 6/25/42	1,412,979	1,391,240
Series 2005-79 Class ZC, 5.9% 9/25/35	298,377	340,107
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.837% 8/25/37 (a)(i)(j)	1,146,523	229,385
Series 2010-135 Class ZA, 4.5% 12/25/40	965,209	1,072,673
Series 2010-150 Class ZC, 4.75% 1/25/41	1,024,941	1,153,882
Series 2010-95 Class ZC, 5% 9/25/40	2,195,024	2,479,429
Series 2011-4 Class PZ, 5% 2/25/41	451,857	523,643
Series 2012-100 Class WI, 3% 9/25/27 (i)	724,428	56,737
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.942% 12/25/30 (a)(i)(j)	257,360	24,566
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.842% 6/25/41 (a)(i)(j)	321,306	34,068
Series 2013-133 Class IB, 3% 4/25/32 (i)	513,629	34,638
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.342% 1/25/44 (a)(i)(j)	266,609	44,209
Series 2013-51 Class GI, 3% 10/25/32 (i)	927,253	77,739
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,189,267	245,153
Series 2015-70 Class JC, 3% 10/25/45	954,329	983,149
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	638,113	130,635
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	1,527,096	1,524,955
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,067,971	1,055,336
sequential payer Series 3871 Class KB, 5.5% 6/15/41	782,954	901,700
Series 2017-4683 Class LM, 3% 5/15/47	1,310,450	1,329,422
Series 2933 Class ZM, 5.75% 2/15/35	596,520	695,917
Series 2996 Class ZD, 5.5% 6/15/35	396,841	455,932
Series 3237 Class C, 5.5% 11/15/36	579,266	653,769
Series 3955 Class YI, 3% 11/15/21 (i)	87,711	1,827
Series 3980 Class EP, 5% 1/15/42	3,600,092	3,929,364
Series 4055 Class BI, 3.5% 5/15/31 (i)	465,738	34,547
Series 4149 Class IO, 3% 1/15/33 (i)	435,320	49,172
Series 4314 Class AI, 5% 3/15/34 (i)	148,321	12,048
Series 4427 Class LI, 3.5% 2/15/34 (i)	834,596	78,504
Series 4471 Class PA 4% 12/15/40	796,226	818,950
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.3773% 12/20/60 (a)(d)(k)	1,108,172	1,104,415
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.5473% 9/20/61 (a)(d)(k)	5,054,731	5,059,712
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 2.5173% 8/20/62 (a)(d)(k)	1,040,487	1,040,486
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.6473% 5/20/61 (a)(d)(k)	23,048	23,104
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 2.5973% 8/20/63 (a)(d)(k)	3,255,183	3,260,317
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.5527% 12/20/40 (a)(j)	1,187,000	1,399,252
Series 2016-69 Class WA, 3% 2/20/46	845,905	860,961
Series 2017-134 Class BA, 2.5% 11/20/46	1,455,427	1,469,779
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	2,625,104	2,848,784
Series 2010-170 Class B, 4% 12/20/40	587,223	637,280
Series 2017-139 Class BA, 3% 9/20/47	8,267,548	8,358,762
Series 2010-116 Class QB, 4% 9/16/40	4,115,322	4,278,206
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.1875% 2/16/40 (a)(i)(j)	611,100	96,684
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.3764% 7/20/41 (a)(i)(j)	192,694	35,109
Series 2013-149 Class MA, 2.5% 5/20/40	3,036,994	3,075,221
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	992,344	992,323
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	835,000	834,993
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.14% 8/20/66 (a)(d)(k)	3,666,268	3,655,890
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(d)	5,736,156	5,726,072
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(d)	7,835,930	7,832,153
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0524% 6/21/36 (a)(b)(d)	261,003	259,973
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(d)	4,410,467	4,417,219
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)	5,800,000	5,828,780
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (a)(d)	8,294	8,269
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (b)	4,375,000	4,361,249
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	2,871,887	2,938,681
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/35 (a)(d)	7,054	7,056
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(d)	15,316,000	15,316,613
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(d)	3,256,000	3,256,785
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (b)	3,899,000	3,937,381
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (a)(d)	1,560	1,529
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.5159% 1/21/70 (a)(b)(d)	1,687,500	1,686,839
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(d)	4,427,685	4,421,659
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.348% 9/25/43 (a)(d)	2,724,614	2,742,076
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)	516,722	516,184

TOTAL PRIVATE SPONSOR		126,843,185

U.S. Government Agency - 0.0%
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	979,282	1,046,252
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	3,314,732	3,493,064

TOTAL U.S. GOVERNMENT AGENCY		4,539,316

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $130,936,886)		131,382,501

Commercial Mortgage Securities - 1.0%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	4,963,000	5,111,791
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	1,146,387
Class CNM, 3.8425% 11/5/32 (a)(b)	461,000	472,897
BANK sequential payer Series 2019-BN21 Class A4, 2.6% 10/17/52	4,400,000	4,413,622
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (b)	3,445,145	3,467,649
Series 2018-C2 Class A5, 4.314% 12/15/51	1,800,000	2,033,641
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.108% 11/25/35 (a)(b)(d)	26,002	25,226
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.098% 1/25/36 (a)(b)(d)	63,128	61,246
Class M1, 1 month U.S. LIBOR + 0.450% 2.158% 1/25/36 (a)(b)(d)	20,376	19,698
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 12/25/36 (a)(b)(d)	159,907	153,772
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.978% 3/25/37 (a)(b)(d)	38,963	36,815
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.978% 7/25/37 (a)(b)(d)	113,165	107,878
Class A2, 1 month U.S. LIBOR + 0.320% 2.028% 7/25/37 (a)(b)(d)	105,953	99,173
Class M1, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(d)	36,064	33,513
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.998% 7/25/37 (a)(b)(d)	39,975	37,832
Class M1, 1 month U.S. LIBOR + 0.310% 2.018% 7/25/37 (a)(b)(d)	21,185	20,095
Class M2, 1 month U.S. LIBOR + 0.340% 2.048% 7/25/37 (a)(b)(d)	22,659	21,311
Class M3, 1 month U.S. LIBOR + 0.370% 2.078% 7/25/37 (a)(b)(d)	36,291	33,511
Class M4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/37 (a)(b)(d)	57,292	53,738
Class M5, 1 month U.S. LIBOR + 0.600% 2.308% 7/25/37 (a)(b)(d)	23,319	28,538
BBCMS Mortgage Trust sequential payer Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,016,774
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,807,240
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	6,339,000	7,174,921
Series 2019-B12 Class XA, 1.2066% 8/15/52 (a)(i)	40,172,854	3,013,780
Series 2019-B14 Class XA, 0.7959% 12/15/61 (a)(i)	23,000,000	1,310,775
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 2.626% 11/25/28 (a)(b)(d)	1,900,000	1,900,000
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 2.853% 9/15/37 (a)(b)(d)	3,889,969	3,886,355
Class B, 1 month U.S. LIBOR + 1.320% 3.0904% 9/15/37 (a)(b)(d)	4,446,198	4,437,990
Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(d)	2,530,703	2,531,230
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(d)	2,972,814	2,980,258
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (a)(b)(d)	4,464,000	4,463,993
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (a)(b)(d)	2,952,000	2,951,994
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (a)(b)(d)	3,099,000	3,108,694
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (a)(b)(d)	4,011,000	4,013,502
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (a)(b)(d)	5,043,000	5,044,573
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (a)(b)(d)	7,142,000	7,146,478
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(d)	10,036,000	10,045,433
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(d)	8,070,000	8,076,754
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(d)	19,300,000	19,318,105
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,577,666
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(d)	3,687,000	3,686,997
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (a)(b)(d)	1,400,000	1,399,999
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(d)	14,057,000	14,081,337
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (a)(b)(d)	2,119,000	2,120,315
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (a)(b)(d)	2,394,000	2,395,486
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,149,912
Series 2015-GC29 Class XA, 1.2325% 4/10/48 (a)(i)	36,904,121	1,506,766
Series 2015-GC33 Class XA, 1.0492% 9/10/58 (a)(i)	18,998,790	789,799
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,829,940
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,636,006
Series 2016-P6 Class XA, 0.9411% 12/10/49 (a)(i)	17,460,377	604,917
Series 2018-C6 Class A4, 4.412% 11/10/51	1,419,000	1,618,517
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,748,055
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,973,513
Series 2014-CR17 Class XA, 1.1441% 5/10/47 (a)(i)	19,443,841	716,181
Series 2014-CR20 Class XA, 1.179% 11/10/47 (a)(i)	18,280,254	776,988
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (a)(i)	42,612,700	1,246,647
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,120,424
Class XA, 1.0469% 12/10/47 (a)(i)	11,174,017	398,502
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,609,904
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,576,879
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,007,655
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (a)(b)(d)	2,583,000	2,585,010
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(d)	6,600,000	6,609,260
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,008,000	5,293,701
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,632,569
Class C, 4.9414% 4/15/36 (a)(b)	1,033,000	1,088,654
Class D, 4.9414% 4/15/36 (a)(b)	2,066,000	2,143,604
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C18 Class A4, 2.968% 12/15/52	2,700,000	2,764,897
Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,905,883
Series 2018-C14 Class A4 4.4216% 11/15/51	3,700,000	4,206,721
Fannie Mae Series 2017-M1 Class A2, 2.4974% 10/25/26 (a)	2,300,000	2,340,487
Freddie Mac:
sequential payer:
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,295,596
Series 2019-K101 Class A2, 2.524% 10/25/29	7,400,000	7,568,192
Series K076:
Class A2, 3.9% 4/25/28	4,800,000	5,366,567
Class AM, 3.9% 4/25/28	2,125,000	2,362,708
Series K077 Class AM, 3.85% 5/25/28	660,000	732,957
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	5,500,000	6,137,500
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (a)(b)(d)	15,775,000	15,720,895
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (a)(b)(d)	4,013,000	4,010,363
sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,027,241
Series 2015-GC32 Class A4, 3.764% 7/10/48	9,400,000	10,096,753
Series 2013-GC12 Class XA, 1.5573% 6/10/46 (a)(i)	5,448,261	221,018
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,080,159
Series 2015-GC34 Class XA, 1.4711% 10/10/48 (a)(i)	6,071,246	358,967
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,053,516
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	9,000,000	9,573,617
Series 2014-C19 Class XA, 0.9088% 4/15/47 (a)(i)	3,505,829	76,739
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,012,260
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(d)	6,300,000	6,299,989
Series 2007-CB19 Class B, 6.0058% 2/12/49 (a)(l)	16,198	810
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,879,118
Class CFX, 4.9498% 7/5/33 (b)	919,000	983,295
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,516,355
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	2,053,008
Class XAFX, 1.2948% 7/5/33 (a)(b)(i)	10,000,000	380,328
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	5,832,095
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	1,637,170	1,656,325
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	4,030,716
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,953,448
Class XA, 1.2496% 10/15/48 (a)(i)	10,926,133	524,301
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,346,043
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,417,479
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 8/15/33 (a)(b)(d)	7,150,000	7,123,191
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(d)	3,470,000	3,469,986
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	10,782,000	11,113,600
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	4,200,000	4,370,731
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,174,686
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,108,490
Series 2018-H4 Class A4, 4.31% 12/15/51	12,588,000	14,274,716
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)	1,558,000	1,589,641
Class C, 3.1771% 11/10/36 (b)	1,495,000	1,504,912
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	511,909	514,136
Class B, 4.181% 11/15/34 (b)	1,796,900	1,820,801
Class C, 5.205% 11/15/34 (b)	1,260,550	1,288,779
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(d)	4,236,772	4,239,402
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (a)(b)(d)	3,800,000	3,807,117
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(d)	8,731,000	8,763,705
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,780,840
Series 2017-C7 Class XA, 1.2121% 12/15/50 (a)(i)	17,607,011	1,129,690
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,485,809
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,644,674
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,593,717
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(d)	5,423,000	5,483,109
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	6,200,000	6,445,856
Series 2015-C31 Class XA, 1.1727% 11/15/48 (a)(i)	7,268,629	359,953
Series 2017-C42 Class XA, 1.0374% 12/15/50 (a)(i)	35,701,212	2,136,203
Series 2018-C46 Class XA, 1.1114% 8/15/51 (a)(i)	13,112,535	757,261
Series 2018-C48 Class A5, 4.302% 1/15/52	7,543,000	8,524,591
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(d)	5,434,566	5,438,533
Series 2014-C24 Class XA, 0.9926% 11/15/47 (a)(i)	6,465,416	209,511
Series 2014-C25 Class A5, 3.631% 11/15/47	6,087,000	6,452,986
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (a)(i)	10,202,455	402,589
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $431,555,504)		441,327,946

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,470,000	$5,433,048
Series 2019 F1, 2.574% 4/1/31	1,050,000	1,052,993
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	958,501
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,132,349
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	67,992
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	96,027
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,685,091	6,989,129
5.1% 6/1/33	24,560,000	26,433,437
Series 2010-1, 6.63% 2/1/35	3,845,000	4,495,036
Series 2010-3:
6.725% 4/1/35	2,510,000	2,928,794
7.35% 7/1/35	4,655,000	5,624,171
Series 2010-5, 6.2% 7/1/21	958,000	995,123
Series 2013, 3.6% 12/1/19	2,105,000	2,105,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	261,776
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	68,294
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	200,297
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,540,000	2,473,024
Series 2010 A, 7.102% 1/1/41	1,675,000	2,615,529
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	36,676
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,136,277
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	365,000	477,701
Series 2011 A, 4.8% 6/1/11	1,678,000	2,223,853
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	486,182
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	958,095
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	82,060
TOTAL MUNICIPAL SECURITIES
(Cost $63,845,534)		69,331,364

Foreign Government and Government Agency Obligations - 0.0%
Colombian Republic 5% 6/15/45	$1,895,000	$2,176,881
Hungarian Republic 7.625% 3/29/41	300,000	489,750
Indonesian Republic:
3.4% 9/18/29	1,170,000	1,216,434
3.5% 1/11/28	2,505,000	2,604,417
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	205,722
4% 6/30/22	1,700,000	1,784,456
Italian Republic 2.375% 10/17/24	3,800,000	3,720,161
Panamanian Republic:
4.3% 4/29/53	1,115,000	1,286,431
4.5% 4/16/50	400,000	470,250
Province of Quebec yankee 7.125% 2/9/24	810,000	978,278
United Mexican States 4.75% 3/8/44	2,700,000	2,942,156
Uruguay Republic:
4.975% 4/20/55	1,710,000	2,011,922
5.1% 6/18/50	1,250,000	1,493,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,773,987)		21,380,608

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,623,588
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,473,967
3.1% 6/4/20	6,744,000	6,772,679
3.45% 7/27/26	435,000	450,202
4.682% 8/9/28 (a)	3,503,000	3,674,717
KeyBank NA 3.9% 4/13/29	2,005,000	2,155,016
RBS Citizens NA 2.55% 5/13/21	1,705,000	1,716,739
Regions Bank 6.45% 6/26/37	2,533,000	3,315,857
SunTrust Banks, Inc.:
3.3% 5/15/26	965,000	1,005,051
4.05% 11/3/25	595,000	652,500
Synchrony Bank 3.65% 5/24/21	5,843,000	5,948,761
U.S. Bank NA, Cincinnati 2.65% 5/23/22	1,500,000	1,526,487
TOTAL BANK NOTES
(Cost $37,542,821)		39,315,564
	Shares	Value

Fixed-Income Funds - 76.5%
Bank Loan Funds - 0.5%
Eaton Vance Floating-Rate Fund - Advisers Class	22,532,703	$197,386,477
High Yield Fixed-Income Funds - 0.2%
Stone Harbor Emerging Markets Debt Fund	10,908,198	106,464,011
Inflation-Protected Bond Funds - 0.1%
Fidelity Inflation-Protected Bond Index Fund (m)	4,409,326	44,975,128
Intermediate Government Funds - 7.4%
Fidelity SAI U.S. Treasury Bond Index Fund (m)	305,730,155	3,112,332,977
iShares 3-7 Year Treasury Bond ETF (n)	5,100	644,181

TOTAL INTERMEDIATE GOVERNMENT FUNDS		3,112,977,158

Intermediate-Term Bond Funds - 66.9%
Baird Short-Term Bond Fund - Institutional Class	53,817,389	623,205,370
DoubleLine Total Return Bond Fund Class N	116,212,506	1,242,311,689
Fidelity SAI Total Bond Fund (m)	632,957,291	6,665,040,277
Fidelity Sustainability Bond Index Fund (m)	2,338,139	24,737,506
Fidelity U.S. Bond Index Fund (m)	1,597,858	19,110,379
iShares Core U.S. Aggregate Bond ETF	4,531	511,369
John Hancock Bond Fund Class A	10,207,969	165,573,256
JPMorgan Core Plus Bond Fund Class A	17,728,483	150,514,820
Metropolitan West Total Return Bond Fund Class M	190,948,465	2,111,890,023
PIMCO Income Fund Institutional Class	96,178,094	1,151,251,782
PIMCO Mortgage Opportunities Fund Institutional Class	78,840,467	863,303,111
PIMCO Total Return Fund Institutional Class	674,244,573	7,045,855,771
Prudential Total Return Bond Fund Class A	127,722,583	1,918,393,199
Voya Intermediate Bond Fund Class I	111,698,898	1,162,785,525
Western Asset Core Bond Fund Class I	152,260,467	1,993,089,507
Western Asset Core Plus Bond Fund Class I	261,647,933	3,158,090,549

TOTAL INTERMEDIATE-TERM BOND FUNDS		28,295,664,133

Long Government Bond Funds - 1.4%
iShares 20+ Year Treasury Bond ETF (n)	4,078,715	572,733,160
TOTAL FIXED-INCOME FUNDS
(Cost $31,476,319,451)		32,330,200,067
	Principal Amount	Value

Preferred Securities - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (a)(o)	300,000	300,750
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (a)(o)	12,927,000	12,959,318
Barclays Bank PLC 7.625% 11/21/22	27,412,000	30,742,558
Barclays PLC 7.875% (Reg. S) (a)(o)	290,000	310,663
Royal Bank of Scotland Group PLC 7.5% (a)(o)	200,000	205,000
Wells Fargo & Co. 5.9% (a)(o)	700,000	756,000
		44,973,539
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (a)	710,000	754,347
TOTAL PREFERRED SECURITIES
(Cost $45,866,705)		46,028,636
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (p)	34,637,948	34,644,876
Fidelity Securities Lending Cash Central Fund 1.61% (p)(q)	82,885,994	82,894,283
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (r)	35,507,976	35,507,976
TOTAL MONEY MARKET FUNDS
(Cost $153,043,489)		153,047,135

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	12,000,000	$436,327
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	28,800,000	846,662
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	10,600,000	302,892
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.215% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	38,000,000	745,030
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	45,852
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	40,953
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	15,700,000	420,252
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.2% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	79,000,000	1,579,364
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	26,231
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	71,547
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	12,200,000	415,224
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	36,000,000	1,077,577

TOTAL PUT OPTIONS			6,007,911

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	12,000,000	252,861
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	28,800,000	790,078
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	10,600,000	299,297
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.215% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/10/24	38,000,000	1,443,646
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	349,129
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	281,667
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	15,700,000	473,672
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.2% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/18/24	79,000,000	2,970,801
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	191,980
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	611,685
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	12,200,000	279,277
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	36,000,000	948,937

TOTAL CALL OPTIONS			8,893,030

TOTAL PURCHASED SWAPTIONS
(Cost $13,885,284)			14,900,941
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $41,756,760,344)			42,994,742,762
NET OTHER ASSETS (LIABILITIES) - (1.7)%			(726,280,425)
NET ASSETS - 100%			$42,268,462,337

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(10,600,000)	$(10,893,985)
3% 12/1/49	(14,600,000)	(15,004,922)
3% 12/1/49	(10,300,000)	(10,585,664)
3% 12/1/49	(10,300,000)	(10,585,664)
3% 12/1/49	(16,700,000)	(17,163,164)
3% 12/1/49	(5,800,000)	(5,960,860)
3% 12/1/49	(7,800,000)	(8,016,328)
3% 12/1/49	(29,300,000)	(30,112,618)
3% 12/1/49	(16,200,000)	(16,649,297)

TOTAL GINNIE MAE		(124,972,502)

Uniform Mortgage Backed Securities
3% 12/1/49	(10,300,000)	(10,445,648)
3% 12/1/49	(16,700,000)	(16,936,148)
3% 12/1/49	(6,000,000)	(6,084,844)
3% 12/1/49	(3,800,000)	(3,853,734)
3% 12/1/49	(7,000,000)	(7,098,984)
3% 12/1/49	(6,500,000)	(6,591,914)
3.5% 12/1/49	(7,600,000)	(7,801,875)
3.5% 12/1/49	(13,000,000)	(13,345,313)
3.5% 12/1/49	(5,200,000)	(5,338,125)
3.5% 12/1/49	(4,800,000)	(4,927,500)
4% 12/1/49	(500,000)	(518,750)
4% 12/1/49	(1,000,000)	(1,037,500)
4% 12/1/49	(1,500,000)	(1,556,250)
4% 12/1/49	(3,300,000)	(3,423,750)
4% 1/1/50	(500,000)	(519,180)
4% 1/1/50	(500,000)	(519,180)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(89,998,695)

TOTAL TBA SALE COMMITMENTS
(Proceeds $214,658,852)		$(214,971,197)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.795% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	$(313,249)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(390,692)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(416,283)

TOTAL PUT SWAPTIONS			(1,120,224)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.795% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2029	11/25/24	10,600,000	(294,530)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/4/24	10,500,000	(216,847)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	17,000,000	(537,181)

TOTAL CALL SWAPTIONS			(1,048,558)

TOTAL WRITTEN SWAPTIONS			$(2,168,782)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	March 2020	$1,501,750	$(636)	$(636)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	182	March 2020	23,543,406	84,902	84,902
CBOT 2-Year U.S. Treasury Note Contracts (United States)	583	March 2020	125,686,602	22,539	22,539
CBOT 5-Year U.S. Treasury Note Contracts (United States)	509	March 2020	60,555,094	122,252	122,252
CBOT Long Term U.S. Treasury Bond Contracts (United States)	183	March 2020	29,091,281	(78,690)	(78,690)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	March 2020	2,702,156	552	552
TOTAL SOLD					151,555
TOTAL FUTURES CONTRACTS					$150,919

The notional amount of futures purchased as a percentage of Net Assets is 0%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$3,400,000	$(16,998)	$6,682	$(10,316)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,900,000	(24,497)	10,077	(14,420)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,530,000	(32,645)	31,629	(1,016)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,369,000	(21,842)	(30,874)	(52,716)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,010,000	(5,049)	(1,138)	(6,187)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	5,441,000	(27,201)	(38,449)	(65,650)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	9,000,000	(44,994)	(31,289)	(76,283)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	6,000,000	(29,996)	(935)	(30,931)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	4,100,000	(20,497)	19,230	(1,267)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,560,000	(17,797)	(23,897)	(41,694)

TOTAL CREDIT DEFAULT SWAPS						$(241,516)	$(58,964)	$(300,480)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Dec. 2021	$$105,490,000	$(23,982)	$0	$(23,982)
1.5%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Dec. 2024	$8,535,000	(6,684)	0	(6,684)
1.75%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Dec. 2026	$12,900,000	(158,078)	0	(158,078)
3-month LIBOR (3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	$34,822,000	110,125	0	110,125

TOTAL INTEREST RATE SWAPS							$(78,619)	$0	$(78,619)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,110,206,674 or 2.6% of net assets.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,776,326.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,185,373.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Level 3 security

 (m) Affiliated Fund

 (n) Security or a portion of the security is on loan at period end.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

 (r) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,262,204
Fidelity Securities Lending Cash Central Fund	62,691
Total	$2,324,895

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$225,416,281	$40,201,043	$225,213,669	$201,503	$811,218	$3,760,255	$44,975,128
Fidelity SAI Total Bond Fund	6,465,621,313	278,617,140	301,529,908	160,852,885	4,699,020	217,632,712	6,665,040,277
Fidelity SAI U.S. Treasury Bond Index Fund	1,277,017,459	2,313,951,457	614,395,663	46,510,898	5,380,112	130,379,612	3,112,332,977
Fidelity Sustainability Bond Index Fund	23,027,435	562,530	--	492,873	--	1,147,541	24,737,506
Fidelity U.S. Bond Index Fund	193,744,006	188,195,371	376,141,596	4,251,991	12,652,161	660,437	19,110,379
Total	$8,184,826,494	$2,821,527,541	$1,517,280,836	$212,310,150	$23,542,511	$353,580,557	$9,866,196,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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